Tortoise Pipeline & Energy Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Canada Crude Oil Pipelines - 14.7%
Enbridge, Inc.	172,836	$6,944,551
Gibson Energy, Inc.	50,815	838,590
Pembina Pipeline Corp.	124,957	5,033,885
		12,817,026

Canada Natural Gas/Natural Gas Liquids Pipelines - 8.7%
Keyera Corp.	78,735	2,358,573
TC Energy Corp.	112,973	5,235,169
		7,593,742

United States Crude Oil Pipelines - 11.2%
Plains GP Holdings, L.P.	508,250	9,758,400

United States Natural Gas Gathering/Processing - 8.2%
Antero Midstream Corp.	172,434	2,564,094
Hess Midstream Partners LP - Class A	112,695	4,209,158
Kinetik Holdings, Inc.	8,934	395,240
		7,168,492

United States Natural Gas/Natural Gas Liquids Pipelines - 50.7%
Cheniere Energy, Inc.	27,120	5,024,251
DT Midstream, Inc.	27,432	2,155,881
Excelerate Energy, Inc. - Class A	8,917	162,557
Kinder Morgan, Inc.	389,508	8,401,687
NextDecade Corp. (a)	70,953	330,641
ONEOK, Inc.	116,871	10,794,206
Targa Resources Corp.	46,463	6,825,415
The Williams Companies, Inc.	230,187	10,535,659
		44,230,297

United States Renewables and Power Infrastructure - 4.5%
Clearway Energy, Inc. - Class C	22,000	637,120
Sempra Energy	40,198	3,303,472
		3,940,592
TOTAL COMMON STOCKS (Cost $56,060,022)		85,508,549

MASTER LIMITED PARTNERSHIPS - 21.4%	Units	Value
United States Natural Gas Gathering/Processing - 3.7%
Western Midstream Partners LP	84,289	3,251,870

United States Natural Gas/Natural Gas Liquids Pipelines - 10.8%
Energy Transfer LP	292,468	4,708,735
Enterprise Products Partners LP	161,766	4,746,214
		9,454,949

United States Other - 0.1%
Westlake Chemical Partners LP	4,940	112,336

United States Refined Product Pipelines - 6.8%
MPLX LP	113,530	4,868,166
Sunoco LP	19,354	1,048,406
		5,916,572
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,668,101)		18,735,727

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (b)	282,235	282,235
TOTAL SHORT-TERM INVESTMENTS (Cost $282,235)		282,235

TOTAL INVESTMENTS - 119.6% (Cost $64,010,358)		104,526,511
Liabilities in Excess of Other Assets - (0.1)%		(87,202)
Credit Facility Borrowings – (8.0)%		(7,000,000)
Senior Notes – (4.5)%		(3,942,857)
Mandatory Redeemable Preferred Stock at Liquidation Value – (7.0)%		(6,100,000)
TOTAL NET ASSETS - 100.0%		$87,396,452

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Pipeline & Energy Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$85,508,549	$–	$–	$85,508,549
Master Limited Partnerships	18,735,727	–	–	18,735,727
Money Market Funds	282,235	–	–	282,235
Total Investments	$104,526,511	$–	$–	$104,526,511

Refer to the Schedule of Investments for further disaggregation of investment categories.